Performance Management - The Acquirers Fund	Aug. 26, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.acquirersfund.com.
Prior to December 7, 2021, the Fund operated as an index-based ETF that sought to track the performance of the Acquirer’s Index. Consequently, performance for periods prior to December 7, 2021 does not reflect the Fund’s current investment strategy as an actively-managed ETF. The Fund’s performance may have differed if the Fund’s current strategy had been in place.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
For the year-to-date period ended June 30, 2025, the Fund’s total return was -7.54%. During the periods of time shown in the bar chart, the Fund’s highest quarterly return was 16.14% for the quarter ended December 31, 2022, and the lowest quarterly return was -27.65% for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date period
Bar Chart, Year to Date Return	(7.54%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	16.14%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(27.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Availability Website Address [Text]	www.acquirersfund.com